Report Of The Directors Financial Review Risk Report - Wholesale lending: other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (Details) - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Wholesale | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,407	$ 18,303
ECL coverage	26.10%	31.40%
Wholesale | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,521	$ 5,254
ECL coverage	13.50%	21.20%
Wholesale | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,771	$ 1,990
ECL coverage	43.80%	40.20%
IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,664,099	$ 2,569,144
IFRS 9 | Wholesale | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 944,506	$ 967,469
ECL coverage	0.80%	1.00%
IFRS 9 | Wholesale | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 176,978	$ 212,327
ECL coverage	0.90%	1.30%
IFRS 9 | Wholesale | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 201,035	$ 194,635
ECL coverage	0.50%	0.60%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 801,898	$ 781,012
Collateral value	$ 30,890	$ 25,903
ECL coverage	0.10%	0.20%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 143,824	$ 157,612
Collateral value	$ 4,826	$ 3,524
ECL coverage	0.20%	0.40%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 177,785	$ 154,431
Collateral value	$ 9,322	$ 9,208
ECL coverage	0.00%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 624,935	$ 617,592
ECL coverage	0.10%	0.20%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Not collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 112,188	$ 122,554
ECL coverage	0.20%	0.40%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Not collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 111,948	$ 95,061
ECL coverage	0.00%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 112,905	$ 110,528
ECL coverage	0.10%	0.20%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Fully collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 22,971	$ 28,232
ECL coverage	0.20%	0.30%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Fully collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 45,479	$ 40,207
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 64,058	$ 52,892
ECL coverage	0.10%	0.20%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Partially collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,665	$ 6,826
ECL coverage	0.10%	0.50%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | Partially collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,358	$ 19,163
ECL coverage	0.00%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 40,636	$ 37,991
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – less than 50% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,512	$ 7,367
ECL coverage	0.20%	0.30%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – less than 50% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,915	$ 14,744
ECL coverage	0.00%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 38,709	$ 36,696
ECL coverage	0.10%	0.20%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – 51% to 75% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,431	$ 11,891
ECL coverage	0.20%	0.30%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – 51% to 75% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16,533	$ 13,961
ECL coverage	0.10%	0.20%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 13,284	$ 13,542
ECL coverage	0.10%	0.20%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – 76% to 90% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,556	$ 2,624
ECL coverage	0.10%	0.40%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – 76% to 90% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,920	$ 6,522
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,276	$ 22,299
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – 91% to 100% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,472	$ 6,350
ECL coverage	0.00%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | – stage 1 | – 91% to 100% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,111	$ 4,980
ECL coverage	0.10%	0.10%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 129,897	$ 173,541
Collateral value	$ 6,675	$ 9,425
ECL coverage	1.10%	1.50%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28,617	$ 50,730
Collateral value	$ 937	$ 1,714
ECL coverage	1.80%	2.50%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21,601	$ 38,359
Collateral value	$ 785	$ 2,104
ECL coverage	0.80%	0.60%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 85,394	$ 118,959
ECL coverage	1.10%	1.60%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 18,562	$ 37,430
ECL coverage	2.00%	2.60%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,310	$ 19,466
ECL coverage	1.10%	0.40%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 32,019	$ 37,753
ECL coverage	1.10%	1.30%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,231	$ 9,316
ECL coverage	1.30%	2.10%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,503	$ 15,044
ECL coverage	0.70%	0.80%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,484	$ 16,829
ECL coverage	1.00%	1.50%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,824	$ 3,984
ECL coverage	1.90%	2.70%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,788	$ 3,849
ECL coverage	0.40%	0.90%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 10,892	$ 11,992
ECL coverage	1.20%	1.30%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,148	$ 2,498
ECL coverage	1.50%	1.50%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,378	$ 3,920
ECL coverage	0.50%	0.70%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14,281	$ 16,982
ECL coverage	1.10%	1.60%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,161	$ 5,715
ECL coverage	1.20%	2.20%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,202	$ 6,657
ECL coverage	0.90%	1.00%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,752	$ 3,727
ECL coverage	1.20%	1.20%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 687	$ 502
ECL coverage	1.50%	3.20%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,148	$ 2,150
ECL coverage	0.90%	0.70%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,094	$ 5,052
ECL coverage	0.90%	0.90%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 235	$ 601
ECL coverage	1.70%	2.00%
IFRS 9 | Wholesale | Non-credit impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,775	$ 2,317
ECL coverage	0.20%	0.30%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,534	$ 12,638
Collateral value	$ 1,200	$ 1,619
ECL coverage	39.60%	41.70%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,509	$ 3,931
Collateral value	$ 186	$ 337
ECL coverage	17.70%	24.70%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,588	$ 1,799
Collateral value	$ 358	$ 322
ECL coverage	46.00%	41.60%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,122	$ 7,852
ECL coverage	47.30%	50.00%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,979	$ 2,793
ECL coverage	21.60%	28.50%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 732	$ 865
ECL coverage	74.70%	66.00%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,278	$ 1,939
ECL coverage	12.70%	17.30%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,212	$ 585
ECL coverage	3.40%	7.90%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 240	$ 342
ECL coverage	2.10%	6.40%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,134	$ 2,847
ECL coverage	38.70%	35.50%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 318	$ 553
ECL coverage	35.50%	23.10%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 616	$ 592
ECL coverage	28.90%	26.40%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 603	$ 637
ECL coverage	20.90%	24.00%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 249	$ 151
ECL coverage	4.80%	8.60%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 76	$ 83
ECL coverage	0.00%	6.00%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,110	$ 526
ECL coverage	5.00%	19.00%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 786	$ 182
ECL coverage	1.40%	12.60%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 110	$ 128
ECL coverage	3.60%	4.70%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 295	$ 294
ECL coverage	11.50%	9.20%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 115	$ 211
ECL coverage	9.60%	1.90%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 26	$ 49
ECL coverage	0.00%	14.30%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 270	$ 482
ECL coverage	27.40%	11.60%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 62	$ 41
ECL coverage	9.70%	14.60%
IFRS 9 | Wholesale | Credit impaired | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28	$ 82
ECL coverage	3.60%	4.90%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 177	$ 278
Collateral value	$ 2	$ 4
ECL coverage	36.20%	40.60%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28	$ 54
Collateral value	$ 0	$ 0
ECL coverage	21.40%	63.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 61	$ 46
Collateral value	$ 0	$ 0
ECL coverage	34.40%	50.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 114	$ 211
ECL coverage	36.00%	39.80%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 28	$ 54
ECL coverage	21.40%	63.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4	$ 1
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 61	$ 63
ECL coverage	34.40%	41.30%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 57	$ 45
ECL coverage	36.80%	51.10%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2	$ 4
ECL coverage	100.00%	75.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 6
ECL coverage	0.00%	50.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 57	$ 11
ECL coverage	36.80%	9.10%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 57	$ 11
ECL coverage	36.80%	9.10%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 34
ECL coverage	0.00%	64.70%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 34
ECL coverage	0.00%	64.70%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4	$ 12
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%
IFRS 9 | Wholesale | – POCI | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | – Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0
ECL coverage	0.00%	0.00%